Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Other Liabilities, Current	$ 6,912	$ 6,311
Disposal Group, Including Discontinued Operation, Liabilities, Current	52,494	37,880
Other Liabilities, Noncurrent	12,615	12,691
Preferred Stock Series A, value issued	96,417	96,417
Preferred Stock Series B, Value Issued	96,504	0
Stockholders' Equity Attributable to Noncontrolling Interest, Discontinued Operations	20,048	19,088
Current assets:
Cash and cash equivalents	48,771	35,726
Accounts receivable, net	205,545	159,445
Inventories	307,437	237,351
Total current assets	681,185	526,819
Property, plant and equipment, net	146,601	103,584
Intangible assets, net	615,592	393,005
Non-current assets of discontinued operations	449,464	419,339
Total assets	2,372,335	1,820,303
Other Assets, Noncurrent	8,378	5,990
Goodwill	471,115	371,566
Prepaid Expense and Other Assets, Current	29,670	19,297
Current assets of discontinued operations	89,762	75,000
Current liabilities:
Accounts payable	77,169	63,824
Accrued expenses	106,612	90,697
Due to related parties (refer to Note S)	11,093	7,796
Current portion, long-term debt	5,000	5,685
Total current liabilities	259,280	212,193
Deferred income taxes	33,984	36,151
Long-term debt	1,098,871	584,347
Non-current liabilities of discontinued operations	48,243	48,922
Total liabilities	1,452,993	894,304
Stockholders’ equity
Trust common shares, no par value, 500,000 authorized; 59,900 shares issued and outstanding at December 31, 2018 and December 31, 2017	924,680	924,680
Accumulated other comprehensive loss	(8,776)	(2,573)
Accumulated deficit	(249,453)	(145,316)
Total stockholders’ equity attributable to Holdings	859,372	873,208
Noncontrolling interest	39,922	33,703
Total stockholders’ equity	919,342	925,999
Total liabilities and stockholders’ equity	$ 2,372,335	$ 1,820,303